        John H. Lively

                                                                                              The Law Offices of John H. Lively & Associates, Inc.

                                                                                              A member firm of The 1940 Act Law Group

                                                                                              11300 Tomahawk Creek Parkway, Suite 310

        Leawood, KS  66211

        Phone: 913.660.0778   Fax: 913.660.9157

        john.lively@1940actlawgroup.com

March 11, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Cottonwood Mutual Funds (the “Trust”)(File Nos. 333-176541 and 811-22602)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 15 to the Trust’s Registration Statement under the Securities Act and Amendment No. 17 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).  The Amendment is being filed for the purpose of addressing SEC staff comments received on the Trust’s Rule 485(a) filing made by the Trust on January 16, 2014 relating to the HAGIN Keystone Market Neutral Fund, and making other minor and conforming changes.  The Rule 485(a) filing was made for the purpose of reflecting a newly approved investment advisory agreement with the existing adviser.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.